Subsequent Events - Additional Information (Detail) (Subsequent event, Gotenyama Technology Center, JPY ¥) In Millions, unless otherwise specified	0 Months Ended
Apr. 30, 2014
Subsequent event | Gotenyama Technology Center
Subsequent Event [Line Items]
Sales price of buildings and premises	¥ 23,163
Gain on sale of buildings and premises	¥ 14,776